Fair Value Measurements (Details 1) (Recurring, Significant Unobservable Inputs (Level 3), Mortgage servicing rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 3,036	$ 2,549
Total gains or losses (realized/unrealized) Included in earnings	(576)	(25)
Total gains or losses (realized/unrealized) Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	302	512
Settlements	0	0
Balance at end of period	$ 2,762	$ 3,036